Interests in unconsolidated structured entities - Summary of carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	₩ 50,395,946	₩ 45,267,412
Carrying amounts of the liabilities	8,158	12,183
Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	3,350	10,254
Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	4,808	1,929
Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	612,465	442,515
Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	21,079,692	17,892,407
Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	19,391,428	17,800,163
Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	16,012	674
Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,301,015	4,228,291
Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,879,577	4,806,969
Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	115,757	96,393
Assets-backed securitization
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	15,604,968	14,290,523
Carrying amounts of the liabilities	3,640	10,240
Assets-backed securitization | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	3,130	9,939
Assets-backed securitization | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	510	301
Assets-backed securitization | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	11,669	9,598
Assets-backed securitization | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	2,326,196	1,061,060
Assets-backed securitization | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,233,165	4,366,192
Assets-backed securitization | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	16,012	674
Assets-backed securitization | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,124,742	4,041,459
Assets-backed securitization | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,879,484	4,806,904
Assets-backed securitization | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	13,700	4,636
Structured financing
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	19,767,186	17,306,931
Carrying amounts of the liabilities	4,515	1,943
Structured financing | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	220	315
Structured financing | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	4,295	1,628
Structured financing | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	600,796	309,635
Structured financing | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	18,660,200	16,604,162
Structured financing | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	255,936	129,795
Structured financing | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Structured financing | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	176,273	183,517
Structured financing | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Structured financing | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	73,981	79,822
Investment funds
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	15,023,792	13,669,958
Carrying amounts of the liabilities	3	0
Investment funds | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	0	0
Investment funds | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	3	0
Investment funds | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	123,282
Investment funds | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	93,296	227,185
Investment funds | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	14,902,327	13,304,176
Investment funds | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Investment funds | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	3,315
Investment funds | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	93	65
Investment funds | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	₩ 28,076	₩ 11,935